NOTE 8: INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets
	Patient records	Brands, trademarks and domain names	Management software	Total

Cost
Balance, December 31, 2016 and 2017	$292,093	$141,000	$73,000	$506,093
Impairment	—	(42,300)	(21,900)	(64,200)
Balance, December 31, 2018	292,093	98,700	51,100	441,893
Additions during the year	171,243	184,996	—	356,239
Impairment	(73,756)	(20,001)	—	(93,757)
Balance, December 31, 2019	$389,580	$263,695	$51,100	$704,375

Accumulated amortization
Balance, December 31, 2016	$(92,393)	$(42,300)	$(21,900)	$(156,593)
Amortization	(56,704)	(28,200)	(14,600)	(99,504)
Balance, December 31, 2017	(149,097)	(70,500)	(36,500)	(256,097)
Amortization	(71,379)	(28,200)	(14,600)	(114,179)
Balance, December 31, 2018	(220,476)	(98,700)	(51,100)	(370,276)
Amortization	(79,459)	—	—	(79,459)
Balance, December 31, 2019	$(299,935)	$(98,700)	$(51,100)	$(449,735)

Carrying amount
Balance, December 31, 2017	$142,996	$70,500	$36,500	$249,996
Balance, December 31, 2018	$71,617	$—	$—	$71,617
Balance, December 31, 2019	$89,645	$164,995	$—	$254,640

Goodwill
Total

Balance, December 31, 2016, 2017 and 2018	$-
Additions during the year	2,494,615
Impairment	(2,377,397)
Balance, December 31, 2019	$117,218